Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Employment Contracts Total Compensation Charged To Operations		$ 1,154,000	$ 1,136,000	$ 1,340,000
Capital Leases, Future Minimum Payments Due, Next Twelve Months		42,667
Capital Leases, Future Minimum Payments Due in Two Years		10,667
Operating Leases, Rent Expense		57,000	88,000	94,000
Retained Earnings (Accumulated Deficit), Total		(131,621,195)	83,861,247
Cash and Cash Equivalents, at Carrying Value		73,305	3,052,694	11,146,534		$ 7,563,097
Gaming Rentals [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense		$ 0	$ 2,296,000	$ 5,107,000
Subsequent Event [Member]
Commitments and Contingencies Disclosure [Line Items]
Cash and Cash Equivalents, at Carrying Value					$ 52,000
Mr.Vong Veng [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Agreement Term	5 years